INCOME TAX AND SOCIAL CONTRIBUTION (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax And Social Contribution
Provisions for credit losses at beginning	R$ 51,069,942	R$ 44,561,831
Provisions for credit losses amount constituted	17,996,746	18,348,528
Provisions for credit losses amount realized	(9,966,903)	(11,840,417)
Provisions for credit losses at ending	59,099,785	51,069,942
Provisions for civil at beginning	3,509,401	4,011,932
Civil provisions amount constituted	685,455	367,681
Civil provisions amount realized	(416,437)	(870,211)
Provisions for civil at ending	3,778,419	3,509,401
Tax provisions at beginning	3,262,369
Tax provisions amount constituted	303,532	317,753
Tax provisions amount realized	(324,545)	(456,637)
Tax provisions at ending	3,241,356	3,262,369
Labor provisions at beginning	2,686,565	2,996,378
Labor provisions amount constituted	359,617	431,565
Labor provisions amount realized	(978,171)	(741,376)
Labor provisions at ending	2,068,011	2,686,565
Impairment of securities and investments at beginning	2,441,248	3,912,172
Impairment of securities and investments constituted	1,455,059	365,604
Impairment of securities and investments amount realized	(646,612)	(1,836,528)
Impairment of securities and investments at ending	3,249,695	2,441,248
Non-financial assets held for sale at beginning	761,801	845,667
Non-financial assets held for sale amount constituted	213,118	167,780
Non-financial assets held for sale amount realized	(239,241)	(251,646)
Non-financial assets held for sale at ending	735,678	761,801
Adjustment to fair value of securities at beginning	80,520	353,503
Adjustment to fair value of securities constituted	208,065	68,299
Adjustment to fair value of securities amount realized	(18,568)	(341,282)
Provisions for credit losses at ending	270,017	80,520
Amortization of goodwill at beginning	406,655	406,887
Amortization of goodwill amount constituted	20,870	10,888
Amortization of goodwill amount realized	(23,684)	(11,120)
Amortization of goodwill at ending	403,841	406,655
Other at beginning	4,252,332	5,420,086
Other amount constituted	3,067,006	2,585,471
Other amount realized	(1,963,098)	(3,753,225)
Other at ending	5,356,240	4,252,332
Total deductible taxes on temporary differences at beginning	68,470,833	65,909,706
Total deductible taxes on temporary differences amount constituted	24,309,468	22,663,569
Total deductible taxes on temporary differences amount realized	(14,577,259)	(20,102,442)
Total deductible taxes on temporary differences at ending	78,203,042	68,470,833
Income tax and social contribution losses in Brazil and overseas at beginning	19,128,543	18,701,919
Income tax and social contribution losses in Brazil and overseas amount constituted	90,360	516,281
Income tax and social contribution losses in Brazil and overseas amount realized	(325,480)	(89,657)
Income tax and social contribution losses in Brazil and overseas at ending	18,893,423	19,128,543
Subtotal at beginning	87,599,376	84,611,625
Subtotal amount constituted	24,399,828	23,179,850
Subtotal amount realized	(14,902,739)	(20,192,099)
Subtotal at ending	97,096,465	87,599,376
Adjustment to securities at fair value through other comprehensive income at beginning	3,767,052	1,935,615
Adjustment to securities at fair value through other comprehensive income amount constituted	413,331	2,733,896
Adjustment to securities at fair value through other comprehensive income amount realized	(3,000,360)	(902,459)
Adjustment to securities at fair value through other comprehensive income at ending	1,180,023	3,767,052
Total deferred tax assets at beginning	91,366,428	86,547,240
Total deferred tax assets amount constituted	24,813,159	25,913,746
Total deferred tax assets amount realized	(17,903,099)	(21,094,558)
Provisions for credit losses at ending	98,276,488	91,366,428
Deferred tax liabilities at beginning	8,785,135	8,011,814
Deferred tax liabilities amount constituted	987,691	2,308,344
Deferred tax liabilities amount realized	(2,407,735)	(1,535,023)
Deferred tax liabilities at ending	7,365,091	8,785,135
Net deferred taxes at beginning	82,581,293	78,535,426
Net deferred taxes amount constituted	23,825,468	23,605,402
Net deferred taxes amount realized	(15,495,364)	(19,559,535)
Net deferred taxes at ending	90,911,397	82,581,293
Provisions for civil at ending		3,509,402
Tax provisions at beginning	R$ 3,262,366	3,401,250
Tax provisions at ending		3,262,366
Labor provisions at ending		R$ 2,686,567